REVENUES AND COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION REVENUE

The following table identifies the disaggregation of the Company’s revenues for the years ended December 31, 2024 and 2023, respectively:

	December 31,2024	December 31,2023	December 31,2022
Revenues
Electric vehicles and accessories sales	$21,132,121	$14,298,967	$16,930,201

Software royalties	344	236,005	376,868
Software development and design services	56,141	939,946	991,496

Software royalties and development and design subtotal	56,485	1,175,951	1,368,364

Total revenues accounted for under ASC Topic 606	$21,188,606	$15,474,918	$18,298,565

SCHEDULE OF COST OF REVENUES

	December 31,2024	December 31,2023	December 31,2023
Cost of revenues
Electric vehicles and accessories	$18,160,407	$12,561,601	$14,689,913
Software development and design services	571,588	705,220	583,268

Total cost of revenues	$18,731,995	$13,266,821	$15,273,181